D-Wave Quantum, Inc. - Summary of Significant Accounting Policies - Use of Estimates	5 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of presentation and Summary of Significant Accounting Policies
3.	Summary of Significant Accounting Policies – Use of Estimates
The preparation of the financial statements in conformity with the accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.